Subsequent Event	12 Months Ended
Jan. 31, 2026
Subsequent Event
Subsequent Event

Note 23 – Subsequent Event

On March 11, 2026, Descartes acquired all of the shares of Utordo Ltd., doing business as OrderMine (“OrderMine”), a UK-based provider of AI-powered forecasting and demand planning solutions designed to support ecommerce businesses across their growth lifecycle. The purchase price for the acquisition was approximately $2.3 million (GBP 1.8 million), which was funded from cash on hand, plus potential performance-based contingent consideration of up to $1.0 million (GBP 0.8 million) based on OrderMine achieving revenue-based targets over the first two years post-acquisition. The major classes of assets acquired include: current assets, intangible technology assets, intangible customer assets, as well as certain liabilities assumed. Due to the limited time since the acquisition date, the accounting for the business combination is not yet complete and the fair value of the acquired assets and liabilities has not been determined.